Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)
Beginning balance at Dec. 31, 2020	¥ 2,421,004		¥ 137		¥ 4,006,616		¥ (1,418,160)		¥ (167,589)		¥ 0
Beginning balance, (in shares) at Dec. 31, 2020 | shares			104,781,929	104,781,929
Net loss	(796,697)		¥ 0		0		(796,697)		0		0
Adoption of ASC 326	(13,856)						(13,856)
Other comprehensive income	(39,480)		0		0		0		(39,480)		0
Share-based compensation (note 12)	282,433		¥ 0		282,433		0		0		0
Purchase of treasury stock (note 13)	(4,270)										(4,270)
Purchase of treasury stock (note 13) (in shares) | shares			(61,026)	(61,026)
Exercise of options (note 12)	0		¥ 0		(4,270)		0		0		4,270
Exercise of options (note 12) (in shares) | shares			425,407	425,407
Issuance of restricted shares (note 12) | shares			2,424	2,424
Refund for prepaid subscription for forfeited restricted shares	(3,823)				(3,823)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(39,885)	(39,885)
Ending balance at Dec. 31, 2021	1,845,311		¥ 137		4,280,956		(2,228,713)		(207,069)		0
Ending balance, (in shares) at Dec. 31, 2021 | shares			105,108,849	105,108,849
Net loss	(971,233)						(971,233)
Other comprehensive income	41,347								41,347
Share-based compensation (note 12)	326,784				326,784
Purchase of treasury stock (note 13)	(71,834)				(9,657)						(62,177)
Purchase of treasury stock (note 13) (in shares) | shares			(3,187,025)	(3,187,025)
Exercise of options (note 12)	1		¥ 1		(3,258)						3,258
Exercise of options (note 12) (in shares) | shares			746,042	746,042
Issuance of restricted shares (note 12) | shares			2,425	2,425
Refund for prepaid subscription for forfeited restricted shares	(12,035)				(12,035)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(26,847)	(26,847)
Ending balance at Dec. 31, 2022	1,158,341		¥ 138		4,582,790		(3,199,946)		(165,722)		(58,919)
Ending balance, (in shares) at Dec. 31, 2022 | shares			102,643,444	102,643,444
Net loss	(653,700)	$ (92,070)					(653,689)
Other comprehensive income	4,189								4,189
Share-based compensation (note 12)	260,719				260,719
Purchase of treasury stock (note 13)	¥ (1,071)		¥ (1)		5,907						(6,977)
Purchase of treasury stock (note 13) (in shares) | shares			(449,783)	(449,783)
Exercise of options (note 12) (in shares) | shares	235,905	235,905	258,646	258,646
Refund for prepaid subscription for forfeited restricted shares	¥ (79)				(79)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(11,859)	(11,859)
Ending balance at Dec. 31, 2023	¥ 768,410	$ 108,229	¥ 137	$ 19	¥ 4,849,337	$ 683,015	¥ (3,853,635)	$ (542,773)	¥ (161,533)	$ (22,751)	¥ (65,896)	$ (9,281)
Ending balance, (in shares) at Dec. 31, 2023 | shares			102,440,448	102,440,448